Interest income from financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2018
Interest income from financial assets at fair value through profit or loss
Schedule of main interest income from financial assets at fair value through profit or loss

	2016	2017	2018

Loans and advances to credit institutions	—	—	5,981
Loans and advances to customers	—	—	518
Debt instruments	—	—	7,550
	—	—	14,049